Equity (Details) - Schedule of warrants - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021
Schedule Of Warrants Abstract
Number of Warrants, Outstanding beginning balance		5,926,763
Weighted Average Exercise Price, Outstanding beginning balance	[1]
Number of Restricted Stock Shares, Outstanding beginning balance		1,000,000
Weighted Average Grant Date Fair Value, Outstanding beginning balance		$ 0.48
Number of Warrants, Granted			5,926,763
Weighted Average Exercise Price, Granted
Number of Warrants, Exercised		(418,931)
Weighted Average Exercise Price, Exercised
Number of Warrants, Outstanding ending balance		5,507,832	5,926,763
Weighted Average Exercise Price, Outstanding ending balance			[1]
Number of Restricted Stock Shares, Granted			1,650,000
Weighted Average Grant Date Fair Value, Granted
Number of Restricted Stock Shares, Vested		1,000,000	650,000
Weighted Average Grant Date Fair Value, Vested		$ 0.4
Number of Restricted Stock Shares, Unvested			1,000,000
Weighted Average Grant Date Fair Value, Unvested			$ 0.48

[1]	The exercise price will be determined by a 5-day VWAP price calculation on the exercise date.